PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,899
Computer equipment	663,768	663,768	96,237
Furniture, fixtures and office equipment	5,073	5,073	736
Leasehold improvements	18,643	18,643	2,703
Motor vehicles	7,556	7,556	1,096
	708,140	708,140	102,671
Less: accumulated depreciation	(369,755)	(369,755)	(53,610)
Less: impairment	(338,385)	(338,385)	(49,061)

	—	—	—